Parent Company - Statement of Comprehensive Income / (Loss) of Constellium N.V. (Parent Company Only) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of condensed financial information of parent company [line items]
Revenue	€ 5,686	€ 5,237	€ 4,743
Gross profit	538	555	535
Selling and administrative expenses	(247)	(247)	(253)
Employee benefit expenses	(927)	(907)	(876)
(Loss) / Income from operations	404	338	267
Financial result-net	(149)	(260)	(188)
Income / (loss) before income tax	222	49	65
Income tax (expense) / benefit	(32)	(80)	(69)
Net income / (loss)	190	(31)	(4)
Other comprehensive (loss) / income	7	15	(30)
Total comprehensive income / (loss)	197	(16)	(34)
Parent [member]
Disclosure of condensed financial information of parent company [line items]
Revenue	3	1	1
Gross profit	3	1	1
Selling and administrative expenses	(15)	(5)	(8)
Employee benefit expenses	(3)	(1)
Loss from recurring operations	(15)	(5)	(7)
Other income	0	0	0
Other expense	(3)
(Loss) / Income from operations	(18)	(5)	(7)
Financial result-net	80	(65)	1
Income / (loss) before income tax	62	(70)	(6)
Income tax (expense) / benefit	25
Net income / (loss)	87	(70)	(6)
Other comprehensive (loss) / income	0	0	0
Total comprehensive income / (loss)	€ 87	€ (70)	€ (6)